Average Annual Total Returns - The Hartford World Bond Fund	Class A Return Before Taxes Since Inception	Class A Return Before Taxes 1 Year	Class A Return Before Taxes 5 Years	Class A After Taxes on Distributions Since Inception	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares Since Inception	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class C Return Before Taxes Since Inception	Class C Return Before Taxes 1 Year	Class C Return Before Taxes 5 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class R3 Return Before Taxes Since Inception	Class R3 Return Before Taxes 1 Year	Class R3 Return Before Taxes 5 Years	Class R4 Return Before Taxes Since Inception	Class R4 Return Before Taxes 1 Year	Class R4 Return Before Taxes 5 Years	Class R5 Return Before Taxes Since Inception	Class R5 Return Before Taxes 1 Year	Class R5 Return Before Taxes 5 Years	Class R6 Return Before Taxes Since Inception		Class R6 Return Before Taxes 1 Year		Class R6 Return Before Taxes 5 Years		Class Y Return Before Taxes Since Inception	Class Y Return Before Taxes 1 Year	Class Y Return Before Taxes 5 Years	Class F Return Before Taxes Since Inception		Class F Return Before Taxes 1 Year		Class F Return Before Taxes 5 Years		FTSE World Government Bond Index (reflects no deduction for fees, expenses or taxes) Since Inception	FTSE World Government Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	FTSE World Government Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) Since Inception	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years
Total	2.33%	(3.18%)	1.63%	1.53%	(3.42%)	1.01%	1.49%	(1.88%)	0.98%	2.08%	(0.31%)	1.82%	3.11%	1.79%	2.86%	2.50%	1.13%	2.25%	2.81%	1.41%	2.57%	3.11%	1.69%	2.85%	3.21%	[1]	1.86%	[1]	2.96%	[1]	3.18%	1.70%	2.91%	3.15%	[1]	1.86%	[1]	2.94%	[1]	2.02%	10.11%	4.78%	3.69%	7.51%	4.44%

[1]	Class R6 shares commenced operations on November 7, 2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class. If the performance were adjusted, it may have been higher or lower.